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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2000

               (Please read instructions before preparing form.)

If amended report check here:      |_|

MATRIX ASSET ADVISORS
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

747 Third Avenue                         New York          NY           10017
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

CRAIG ALLEN SKOLNICK                 212-486-2008          SENIOR VICE PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


-------------------------------ATTENTION----------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained herein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned instutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and the State of NY on the 12th day of May, 2000.

                                               MATRIX ASSET ADVISORS, INC.
                                     -------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/ Craig A Skolnick
                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1.                                      6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                          Matrix Asset Advisors, Inc.
                                    Form 13F
                                 March 31, 2000


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 Com Corp.                    COM              885535104     6269   112700 SH       SOLE                    11100            101600
AT&T                           COM              001957109      574    10197 SH       SOLE                                      10197
AT&T Corp. - Liberty Media - A COM              001957208      644    10863 SH       SOLE                                      10863
Abbott Laboratories            COM              002824100     6509   184983 SH       SOLE                    20000            164983
Aetna Inc.                     COM              008117103     5108    92034 SH       SOLE                     9800             82234
Albertson's, Inc.              COM              013104104     5137   166375 SH       SOLE                    21100            145275
Alcatel SA                     COM              013904305     7637   177130 SH       SOLE                    14700            162430
America Online                 COM              02364J104      300     4450 SH       SOLE                                       4450
American Express Co.           COM              025816109     2850    19137 SH       SOLE                      300             18837
American Greetings - A         COM              026375105     1029    56400 SH       SOLE                     9600             46800
American Home Products, Inc.   COM              026609107     6750   125586 SH       SOLE                    10100            115486
American International Group I COM              026874107      260     2375 SH       SOLE                                       2375
Ametek, Inc.                   COM              031100100      231    12000 SH       SOLE                                      12000
Analog Devices                 COM              032654105      349     4332 SH       SOLE                                       4332
Arrow Electronics              COM              042735100     6168   174975 SH       SOLE                    16400            158575
Atlantic Richfield Co.         COM              048825103      417     4900 SH       SOLE                                       4900
Bank One Corporation           COM              06423a103     1454    42139 SH       SOLE                     7150             34989
Bank of America Corp.          COM              060505104     5381   102615 SH       SOLE                    12200             90415
Bausch & Lomb                  COM              071707103     7158   137151 SH       SOLE                    13900            123251
Beckman Coulter, Inc.          COM              075816108     1899    29584 SH       SOLE                     1550             28034
Bell Atlantic Corp.            COM              077853109     2871    46962 SH       SOLE                     1500             45462
Bellsouth Corp.                COM              079860102      317     6755 SH       SOLE                                       6755
Belvedere Resources, Ltd.      COM              080903107        8    10000 SH       SOLE                                      10000
Biomet                         COM              090613100      255     7000 SH       SOLE                                       7000
Bristol-Myers                  COM              110122108     3078    53074 SH       SOLE                     5200             47874
Chase Manahattan Corp.         COM              16161A108      219     2512 SH       SOLE                                       2512
Chubb Corp.                    COM              171232101      462     6839 SH       SOLE                                       6839
Cisco Systems Inc              COM              17275R102     1119    14480 SH       SOLE                                      14480
Citigroup                      COM              172967101      750    12530 SH       SOLE                                      12530
Coca Cola                      COM              191216100     1357    28903 SH       SOLE                                      28903
Colgate Palmolive Co           COM              194162103      271     4800 SH       SOLE                                       4800
Comerica Bank                  COM              200340107     3857    92118 SH       SOLE                     9500             82618
Compaq Computer                COM              204493100     4809   178113 SH       SOLE                    23600            154513
Computer Associates            COM              204912109     2293    38742 SH       SOLE                      925             37817
Dow Chemical                   COM              260543103      436     3826 SH       SOLE                                       3826
E-Kong Group Ltd.              COM              G2952Q109       62   250000 SH       SOLE                                     250000
Eastman Kodak, Co.             COM              277461109     6277   115567 SH       SOLE                    11200            104367
Electronic Data Systems        COM              285661104     7868   122586 SH       SOLE                    12750            109836
Equifax Inc.                   COM              294429105     6734   266710 SH       SOLE                    29200            237510
Exxon Mobil Corporation        COM              30231g102     1792    22992 SH       SOLE                                      22992
Federal Natl. Mortgage Assn.   COM              313586109      602    10643 SH       SOLE                      800              9843
First Data Corp.               COM              319963104     8495   191445 SH       SOLE                    19400            172045
Foundation Health Systems      COM              350404109      484    60475 SH       SOLE                     5450             55025
Freddie Mac                    COM              313400301     1168    26430 SH       SOLE                     5000             21430
GTE Corp.                      COM              362320103      939    13232 SH       SOLE                                      13232
Gartner Group Inc. - B         COM              366651206     7408   556500 SH       SOLE                    59000            497500
General Electric Co.           COM              369604103     4282    27515 SH       SOLE                                      27515
Global Crossing Ltd.           COM              G3921A100     7110   173680 SH       SOLE                    16245            157435
H.J. Heinz Company             COM              423074103     1148    32930 SH       SOLE                     8050             24880
Hon Industries                 COM              438092108     3030   117652 SH       SOLE                    16100            101552
Intel Corporation              COM              458140100      904     6848 SH       SOLE                                       6848
International Business Machine COM              459200101      616     5222 SH       SOLE                                       5222
J P Morgan Co.                 COM              616880100      293     2221 SH       SOLE                                       2221
Johnson & Johnson              COM              478160104     2355    33519 SH       SOLE                     4350             29169
MBIA Inc.                      COM              55262C100      511     9810 SH       SOLE                     2000              7810
MCI WorldCom Inc.              COM              98155K102      203     4484 SH       SOLE                                       4484
Mandalay Resort Group          COM              562567107     1555    92175 SH       SOLE                     7850             84325
Manpower Inc.                  COM              56418H100     8435   237593 SH       SOLE                    24000            213593
Mark IV Industries Inc.        COM              570387100     6313   286151 SH       SOLE                    19500            266651
Mattel Inc.                    COM              577081102     4408   419791 SH       SOLE                    35450            384341
Maxcor Financial Group         COM              57772G100       47    20000 SH       SOLE                                      20000
Merck & Co., Inc.              COM              589331107     3176    51126 SH       SOLE                                      51126
Microsoft Corporation          COM              594918104      849     7994 SH       SOLE                                       7994
Motorola Inc                   COM              620076109     9742    66725 SH       SOLE                     5325             61400
Mylan Laboratories, Inc.       COM              628530107     7694   279775 SH       SOLE                    29600            250175
Novellus Systems               COM              670008101     8138   144990 SH       SOLE                    11100            133890
Office Depot Inc.              COM              676220106     6400   553500 SH       SOLE                    58800            494700
Orthodontix Inc.               COM              68750q101        4    38000 SH       SOLE                                      38000
Patterson Energy               COM              703414102      254     8000 SH       SOLE                                       8000
Pelican Financial Inc.         COM              705808103       62    15000 SH       SOLE                                      15000
Pfizer, Inc.                   COM              717081103      261     7149 SH       SOLE                                       7149
Pharmacia/Upjohn               COM              716941109     6604   110993 SH       SOLE                    11550             99443
Pricesmart                     COM              741511109      329     8050 SH       SOLE                                       8050
SBC Communications Corp.       COM              78387G103      235     5572 SH       SOLE                                       5572
Sensormatic Electronics        COM              817265101    13082   583055 SH       SOLE                    40100            542955
Shaw Industries                COM              820286102     5083   334690 SH       SOLE                    32000            302690
Sky Financial Group Inc.       COM              83080p103      270    16615 SH       SOLE                                      16615
Sprint Corp. (Fon Group)       COM              852061100      236     3726 SH       SOLE                                       3726
St. Jude Medical Inc.          COM              790849103     7620   295215 SH       SOLE                    32200            263015
Sterling Software              COM              859547101     8539   260725 SH       SOLE                    27650            233075
Sun Microsystems Inc.          COM              866810104      746     7960 SH       SOLE                                       7960
Tasty Baking Co.               COM              876553306      117    10935 SH       SOLE                                      10935
Teva Pharma Inds ADR           COM              881624209     2603    69750 SH       SOLE                     9700             60050
Texas Instruments              COM              882508104      288     1800 SH       SOLE                                       1800
Time Warner                    COM              887315109      260     2600 SH       SOLE                                       2600
Toys "R" Us                    COM              892335100     2735   184630 SH       SOLE                    21400            163230
Tupperware Corp.               COM              899896104     3037   192060 SH       SOLE                    25200            166860
Tyco International LTD.        COM              902124106      962    19200 SH       SOLE                                      19200
UnitedHealth Group Inc.        COM              91324p102      367     6150 SH       SOLE                                       6150
Vishay Intertechnology         COM              928298108    16227   291722 SH       SOLE                    24350            267372
Wachovia Corp.                 COM              929771103     1043    15435 SH       SOLE                                      15435
Washington Gas Light           COM              938837101      258     9492 SH       SOLE                                       9492
Wilmington Trust               COM              971807102     1577    32425 SH       SOLE                     1800             30625